Average Annual Total Returns - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income I Portfolio	Apr. 30, 2025
VIP Freedom Lifetime Income I Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	4.28%
Past 5 years	2.46%
Past 10 years	3.36%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
F0800
Average Annual Return:
Past 1 year	4.84%
Past 5 years	2.44%
Past 10 years	3.26%